UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

LMP Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LMP Corporate Loan Fund Inc. (TLI)

FORM N-Q

JUNE 30, 2014

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	June 30, 2014

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS (a)(b) - 138.2%
Basic Industry - 12.6%
Alpha Natural Resources LLC, Term Loan B	3.500%	5/22/20	$1,691,100	$1,637,901
Atlas Iron Ltd., Term Loan B	8.750%	12/10/17	1,973,725	1,983,593
Bowie Resource Holdings LLC, First Lien Term Loan	6.750%	8/14/20	1,170,000	1,184,625
Bowie Resource Holdings LLC, Second Lien Delayed Draw Term Loan	11.750%	2/16/21	750,000	768,750
Eagle Spinco Inc., Term Loan	3.500%	1/27/17	137,559	137,903
Essar Steel Algoma Inc., ABL Term Loan	9.250%	9/20/14	987,437	992,374
Exopack LLC, USD Term Loan B 2013	5.250%	5/8/19	845,750	860,287
Expera Specialty Solutions LLC, Term Loan B	7.500%	12/21/18	478,035	484,011
Fairmount Minerals Ltd., New Term Loan B2	4.500%	9/5/19	9,975	10,086
Fairmount Minerals Ltd., Term Loan B2	4.500%	9/5/19	378,300	382,496
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	511,312	512,377
Foresight Energy LLC, Term Loan B	5.500%	8/19/20	264,167	265,859
Hi-Crush Partners LP, Term Loan B	4.750%	4/28/21	266,333	268,996
Minerals Technologies Inc., Term Loan B	4.000%	5/9/21	490,000	493,675
Murray Energy Corp., First Lien Term Loan	5.250%	12/5/19	1,426,425	1,446,038
NewPage Corp., Term Loan	9.500%	2/11/21	1,850,000	1,857,631
Oxbow Carbon LLC, Second Lien Term Loan	8.000%	1/17/20	820,000	841,525
Peabody Energy Corp., Term Loan B	4.250%	9/24/20	694,750	700,015
Phibro Animal Health Corp., Term Loan B	5.250%	4/16/21	600,000	602,438
Walter Energy Inc., Term Loan B	7.250%	4/2/18	700,000	678,437

Total Basic Industry				16,109,017

Capital Goods - 11.2%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	1,260,475	1,258,801
ADS Waste Holdings Inc., New Term Loan	3.750%	10/9/19	1,379,000	1,374,444
Anchor Glass Container Corp., New First Lien Term Loan	—	6/30/21	400,000	401,688	(c)
Ardagh Holdings USA Inc., Incremental Term Loan	4.000%	12/17/19	200,000	200,208
Ardagh Holdings USA Inc., USD Term Loan B	4.250%	12/17/19	238,801	239,547
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	881,097	871,552
Catalent Pharma Solutions Inc., USD Term Loan B	4.500%	5/20/21	977,260	984,284
Consolidated Container Co. LLC, New Second Lien Term Loan B	9.750%	1/3/20	250,000	247,500
Consolidated Container Co. LLC, New Term Loan	5.000%	7/3/19	1,492,405	1,499,245
DAE Aviation Holdings Inc., Second Lien Term Loan	7.750%	8/5/19	1,000,000	1,013,125
Filtration Group Corp., Second Lien Term Loan	8.250%	11/21/21	100,000	102,000
GYP Holdings III Corp., First Lien Term Loan	4.750%	4/1/21	1,420,000	1,416,450
Ply Gem Industries Inc., Term Loan	4.000%	2/1/21	179,550	178,697
Printpack Holdings Inc., Term Loan	6.000%	5/28/20	210,000	209,475
STS Operating Inc., Term Loan	4.750%	2/19/21	578,550	581,985
Waste Industries USA Inc., Term Loan B	4.250%	3/17/17	1,550,059	1,553,288
Wilsonart LLC, Term Loan B	4.000%	10/31/19	494,975	493,490
WP CPP Holdings LLC, First Lien Term Loan	4.750%	12/27/19	967,825	973,511
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	750,000	760,079

Total Capital Goods				14,359,369

Communications - 11.9%
Checkout Holding Corp., First Lien Term Loan	4.500%	4/9/21	270,000	270,844
CSC Holdings Inc., New Term Loan B	2.650%	4/17/20	503,741	499,019
Cumulus Media Holdings Inc., 2013 Term Loan	4.250%	12/23/20	147,694	148,414
Getty Images Inc., Term Loan B	4.750%	10/18/19	419,509	405,828

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Communications - 11.9% (continued)
IMG Worldwide Inc., First Lien Term Loan	5.250%	5/6/21	$200,000	$201,813
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	966,171	969,040
Level 3 Financing Inc., 2020 Term Loan B	4.000%	1/15/20	310,000	311,007
Level 3 Financing Inc., New 2019 Term Loan	4.000%	8/1/19	1,000,000	1,002,656
McGraw-Hill Global Education Holdings LLC, New First Lien Term Loan	5.750%	3/22/19	807,555	821,939
NEP/NCP Holdco Inc., Incremental Term Loan	4.250%	1/22/20	1,456,250	1,459,436
Numericable U.S. LLC, USD Term Loan B1	4.500%	5/21/20	530,770	534,543
Numericable U.S. LLC, USD Term Loan B2	4.500%	5/21/20	450,000	453,199
Syniverse Holdings Inc., Term Loan	4.000%	4/23/19	1,175,787	1,177,257
TWCC Holding Corp., REFI Term Loan B	3.500%	2/13/17	697,586	692,082
Univision Communications Inc., Term Loan C3	4.000%	3/2/20	1,935,500	1,936,559
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	535,905	536,156
UPC Financing Partnership, USD Term Loan AH	3.250%	6/30/21	1,000,000	994,500
Village Roadshow Films (BVI) Ltd., Term Loan B	4.750%	11/21/17	161,100	163,114
Virgin Media Bristol LLC, USD Term Loan B	3.500%	6/5/20	1,500,000	1,496,157
Windstream Corp., Term Loan B4	3.500%	1/23/20	295,500	295,175
Ziggo NV, USD Term Loan B1	—	1/15/22	360,677	356,716	(c)
Ziggo NV, USD Term Loan B2	—	1/15/22	226,213	223,728	(c)
Ziggo NV, USD Term Loan B3	—	1/15/22	383,111	378,903	(c)

Total Communications				15,328,085

Consumer Cyclical - 29.1%
24 Hour Fitness Worldwide Inc., New Term Loan B	4.750%	5/28/21	400,000	402,917
Activision Blizzard Inc., Term Loan B	3.250%	10/12/20	788,175	791,342
August U.S. Holding Co. Inc., First Lien Term Loan B2	—	4/27/18	2,145,000	2,174,494	(c)
Autoparts Holdings Ltd., First Lien Term Loan	6.500%	7/28/17	192,269	192,749
Brickman Group Ltd. LLC, First Lien Term Loan	4.000%	12/18/20	637,822	632,521
Caesars Entertainment Operating Co., Extended Term Loan B6	5.402 - 7.500%	1/26/18	152,583	142,717
Caesars Entertainment Operating Co., Term Loan B7	—	3/1/17	400,000	395,375	(c)
Caesars Entertainment Resort Properties LLC, Term Loan B	7.000%	10/12/20	1,203,950	1,212,144
Caesars Growth Properties Holdings LLC, Term Loan	6.250%	5/8/21	960,000	960,685
Camping World Inc., Term Loan	5.750%	2/20/20	1,451,625	1,466,141
CCM Merger Inc., New Term Loan B	5.000%	3/1/17	1,950,860	1,955,738
CEC Entertainment Concepts LP, Term Loan	4.250%	2/14/21	1,034,408	1,029,882
CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	1,718,510	1,734,085
CKX Inc., Term Loan B	9.000%	6/21/17	300,000	273,000
Container Store Inc., New Term Loan B	4.250%	4/6/19	1,231,147	1,236,133
Crossmark Holdings Inc., First Lien Term Loan	4.500%	12/20/19	512,200	511,346
CS Intermediate Holdco 2 LLC, New Term Loan B	4.000%	4/4/21	360,000	360,225
Equinox Holdings Inc., Repriced Term Loan B	4.250%	1/31/20	1,777,500	1,786,388
Fitness International LLC, Term Loan B	—	6/10/20	730,000	728,479	(c)
Four Seasons Holdings Inc., New First Lien Term Loan	3.500%	6/27/20	307,775	307,390
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	790,000	680,058
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	1,837,829	1,836,726
INA Beteiligungsgesellschaft mbH, USD Term Loan E	3.750%	5/15/20	880,000	884,950
J. Crew Group Inc., New Term Loan B	4.000%	3/5/21	1,484,733	1,467,449
Kate Spade & Co., Term Loan B	4.000%	4/9/21	260,000	260,486
La Quinta Intermediate Holdings LLC, Term Loan B	4.000%	4/14/21	971,524	974,711
Landry’s Inc., Term Loan B	4.000%	4/24/18	1,889,485	1,896,570
MGM Resorts International, Term Loan B	3.500%	12/20/19	985,000	983,399

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical - 29.1% (continued)
Michaels Stores Inc., Delayed Draw Term Loan B2	—	1/28/20	$276,000	$276,402	(c)
Michaels Stores Inc., New Term Loan	3.750%	1/28/20	1,079,100	1,078,715
Mohegan Tribal Gaming Authority, New Term Loan B	5.500%	11/19/19	1,194,000	1,216,574
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	984,984	988,370
Oceania Cruises Inc., 2020 Term Loan B	5.250%	7/2/20	966,245	975,102
Peppermill Casinos Inc., Term Loan B	7.250%	10/17/19	914,718	938,729
Petco Animal Supplies Inc., New Term Loan	4.000%	11/24/17	987,212	991,145
Realogy Corp., New Term Loan B	3.750%	3/5/20	987,538	990,778
Regent Seven Seas Cruises Inc., New Term Loan B	3.750%	12/21/18	960,971	961,572
Station Casinos LLC, Term Loan B	4.250%	3/2/20	571,876	574,557
Wendy’s International Inc., New Term Loan B	3.250%	5/15/19	831,054	833,475
World Triathlon Corp., Term Loan	—	6/26/21	230,000	231,150	(c)

Total Consumer Cyclical				37,334,669

Consumer Non-Cyclical - 29.8%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,660,000	1,612,275
Akorn Inc., Incremental Term Loan	—	4/16/21	170,000	170,992	(c)
Akorn Inc., Term Loan B	4.500%	4/16/21	420,000	422,450
Alvogen Pharma U.S. Inc., New Term Loan B	7.000%	5/23/18	1,620,823	1,655,266
Anchor Hocking LLC, New Term Loan	8.500%	5/21/20	2,094,175	1,533,983	(d)
Aramark Corp., USD Term Loan F	3.250%	2/24/21	728,175	724,534
ARC Document Solutions Inc., Term Loan B	6.250%	12/20/18	1,262,260	1,283,560
Big Heart Pet Brands, New Term Loan	3.500%	3/8/20	532,322	529,660
Biomet Inc., Term Loan B2	3.650 - 3.733%	7/25/17	1,687,260	1,691,868
Candy Intermediate Holdings Inc., Term Loan	7.500%	6/18/18	1,194,924	1,181,481
Convatec Inc., Term Loan	4.000%	12/22/16	1,437,455	1,440,581
CRC Health Corp., New Term Loan	5.250%	3/29/21	528,675	533,301
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	260,000	262,763
CSM Bakery Supplies LLC, First Lien Term Loan	4.750%	7/3/20	1,022,275	1,029,431
CSM Bakery Supplies LLC, Second Lien Term Loan	8.500%	7/3/21	330,000	337,012
DaVita HealthCare Partners Inc., Term Loan B	—	6/24/21	500,000	502,991	(c)
Dole Food Co. Inc., New Term Loan B	4.500 - 5.750%	11/1/18	583,117	584,426
DS Waters of America Inc., New Term Loan	5.250%	8/30/20	199,200	201,939
Envision Healthcare Corp., Term Loan	4.000%	5/25/18	1,199,400	1,202,899
H.J. Heinz Co., Term Loan B1	3.250%	6/7/19	425,700	426,815
H.J. Heinz Co., Term Loan B2	3.500%	6/5/20	496,241	500,488
Healogics Inc., First Lien Term Loan	5.250%	2/5/19	148,125	148,750
Healogics Inc., Second Lien Term Loan	9.250%	2/5/20	500,000	512,083
Hearthside Food Solutions LLC, Term Loan	4.500%	6/2/21	330,000	332,750
Ikaria Inc., First Lien Term Loan	5.000%	2/12/21	700,000	705,687
Ikaria Inc., Second Lien Term Loan	8.750%	2/14/22	100,000	101,925
Jarden Corp., Add-On Term Loan B1	2.900%	9/30/20	228,275	229,606
JLL/Delta Dutch Newco BV, USD Term Loan	4.250%	3/11/21	1,000,000	993,750
Language Line LLC, First Lien Term Loan B	6.250%	6/20/16	1,203,943	1,208,157
Libbey Glass Inc., Term Loan B	3.750%	4/9/21	130,000	130,163
New HB Acquisition LLC, Term Loan	6.750%	4/9/20	1,097,250	1,141,140
Par Pharmaceutical Cos. Inc., Term Loan B2	4.000%	9/30/19	824,767	826,121
Party City Holdings Inc., Term Loan	4.000%	7/27/19	1,932,506	1,923,879
Pharmaceutical Product Development LLC, New Term Loan B	4.000%	12/5/18	1,842,050	1,849,149
Physiotherapy Associates Holdings Inc., Exit Term Loan	10.000%	10/10/16	420,000	417,900	(d)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	660,000	664,125
Radnet Management Inc., Term Loan B	4.250 - 5.500%	10/10/18	1,233,672	1,238,684
ServiceMaster Co., 2014 Term Loan B	—	6/25/21	800,000	800,000	(c)

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical - 29.8% (continued)
ServiceMaster Co., New Term Loan	5.500%	1/31/17	$987,500	$989,352
Shearer’s Foods Inc., First Lien Term Loan	—	6/18/21	120,000	120,488	(c)
Shearer’s Foods Inc., Second Lien Term Loan	—	5/29/22	590,000	596,637	(c)
Stater Bros. Markets, Term Loan B	4.750%	5/12/21	400,000	402,500
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,957,806	1,925,991
Supervalu Inc., Refi Term Loan B	4.500%	3/21/19	267,554	267,784
Universal Health Services Inc., Term Loan B	2.402%	11/15/16	635,937	638,985
Visant Corp., Term Loan B	5.250%	12/22/16	559,587	557,664
Wilsonart LLC, Incremental Term Loan B2	4.000%	10/31/19	119,400	118,952
WNA Holdings Inc., USD Second Lien Term Loan	8.500%	12/7/20	1,600,000	1,615,000

Total Consumer Non-Cyclical				38,285,937

Electric - 10.5%
Astoria Generating Co. Acquisitions LLC, New Term Loan	8.500%	10/26/17	1,674,602	1,714,374
Atlantic Power LP, 2014 Term Loan B	4.750%	2/24/21	309,364	313,231
EFS Cogen Holdings I Inc, Term Loan B	3.750%	12/17/20	266,400	267,511
EIF Channelview Cogeneration LLC, Term Loan B	4.250%	5/8/20	315,690	318,058
Empire Generating Co. LLC, Term Loan B	5.250%	3/12/21	954,824	962,384
Empire Generating Co. LLC, Term Loan C	5.250%	3/12/21	66,783	67,144
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250%	6/10/16	1,400,000	1,411,025
Equipower Resources Holdings LLC, Term Loan C	4.250%	12/31/19	1,945,766	1,955,495
La Frontera Generation LLC, Term Loan	4.500%	9/30/20	536,037	538,382
Northeast Wind Capital II LLC, Term Loan B	5.000%	11/11/20	1,676,000	1,705,330
Panda Patriot LLC, Term Loan B1	6.750%	12/19/20	310,000	316,200
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	250,000	256,563
Sapphire Power Finance LLC, New Term Loan	7.250%	7/10/18	1,003,382	1,021,569
Star West Generation LLC, New Term Loan B	4.250%	3/13/20	1,034,333	1,038,212
Texas Competitive Electric Holdings Co. LLC, DIP Delayed Draw Term Loan	—	5/5/16	174,257	175,020	(c)
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan	3.750%	5/5/16	225,743	227,083
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	1,178,533	1,213,889

Total Electric				13,501,470

Energy - 6.2%
EP Energy LLC, Term Loan B3	3.500%	5/24/18	1,000,000	999,896
FTS International Inc., New Term Loan B	5.750%	4/16/21	160,727	162,670
KCA Deutag U.S. Finance LLC, Term Loan	6.250%	5/13/20	970,000	972,425
Pacific Drilling SA, Term Loan B	4.500%	6/4/18	990,000	994,950
Quicksilver Resources Inc., New Second Lien Term Loan	7.000%	6/21/19	600,000	587,625
Samson Investment Co., New Second Lien Term Loan	5.000%	9/25/18	1,000,000	1,002,054
Teine Energy Ltd., Second Lien Term Loan	7.500%	5/9/19	1,980,000	2,007,225
TPF II LC LLC, Term Loan B	6.500%	8/21/19	1,216,857	1,235,110

Total Energy				7,961,955

Financial Other - 2.3%
BATS Global Markets Inc., New Term Loan	5.000%	1/31/20	1,056,750	1,050,806
Delos Finance Sarl, Term Loan B	3.500%	3/6/21	800,000	800,500
Flying Fortress Inc., New Term Loan	3.500%	6/30/17	900,000	900,562
TransUnion LLC, New USD Term Loan	4.000%	4/9/21	259,350	259,804

Total Financial Other				3,011,672

Industrial Other - 9.1%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/17/20	883,325	885,533

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Other - 9.1% (continued)
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	$990,000	$1,001,962
Allied Security Holdings LLC, New Second Lien Term Loan	8.000%	8/13/21	726,027	730,565
Allied Security Holdings LLC, Second Lien Delayed Draw Term Loan	—	8/13/21	273,973	275,685	(c)
Eastman Kodak Co., Exit Term Loan	7.250%	9/3/19	1,084,786	1,103,534
Gates Global Inc., Term Loan B	—	6/5/21	380,000	379,258	(c)
Generac Power Systems Inc., Term Loan B	3.250%	5/31/20	1,473,750	1,466,558
Intelligrated Inc., First Lien Term Loan	4.500%	7/30/18	770,462	773,351
Laureate Education Inc., Term Loan B	5.000%	6/15/18	1,723,736	1,688,184
Lineage Logistics Holdings LLC, 2014 Term Loan	4.500%	4/7/21	625,931	623,193
Mirror Bidco Corp., New Term Loan	4.250%	12/28/19	1,803,145	1,806,151
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	714,980	713,832
Southwire Co., Term Loan	3.250 - 4.750%	2/10/21	220,000	220,103

Total Industrial Other				11,667,909

Insurance - 0.8%
MPH Acquisition Holdings LLC, Term Loan	4.000%	3/31/21	972,727	971,268

Natural Gas - 0.8%
BBTS Borrower LP, Term Loan B	7.750%	5/31/19	1,037,374	1,047,748

Technology - 8.3%
CompuCom Systems Inc., REFI Term Loan B	4.250%	5/11/20	1,011,275	1,001,584
Eastman Kodak Co., Exit Second Lien Term Loan	10.750%	7/31/20	1,000,000	1,019,367
Expert Global Solutions Inc., Term Loan B	8.500%	4/3/18	856,137	852,569
First Data Corp., 2018 Term Loan	4.154%	9/24/18	500,000	501,771
First Data Corp., Extended 2018 Term Loan B	4.154%	3/24/18	1,250,000	1,254,148
First Data Corp., Extended 2021 Term Loan	4.154%	3/24/21	500,000	501,831
InfoGroup Inc., New Term Loan	7.500%	5/25/18	942,287	885,750
Infor (U.S.) Inc., USD Term Loan B5	3.750%	6/3/20	1,206,999	1,201,906
Interactive Data Corp., 2014 Term Loan	4.750%	5/2/21	650,000	656,399
Kronos Inc., Initial Incremental Term Loan	4.500%	10/30/19	1,343,512	1,356,107
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	275,000	285,083
Sophia LP, 2014 Term Loan B	4.000%	7/19/18	300,342	300,874
Vertafore Inc., Second Lien Term Loan	9.750%	10/27/17	800,000	816,250

Total Technology				10,633,639

Transportation - 5.6%
American Airlines Inc., Exit Term Loan	3.750%	6/27/19	1,373,613	1,379,254
Commercial Barge Line Co., First Lien Term Loan	7.500%	9/23/19	918,375	925,263
Commercial Barge Line Co., Second Lien Term Loan	10.750%	3/22/20	540,000	548,100
Delta Air Lines Inc., New Term Loan B	3.500%	4/20/17	1,073,840	1,075,087
Hertz Corp., Term Loan B2	3.000%	3/11/18	1,066,500	1,060,692
Syncreon Global Finance (U.S.) Inc., Term Loan B	5.250%	10/28/20	1,333,300	1,346,633
U.S. Airways Group Inc., New Term Loan B1	3.500%	5/23/19	554,400	554,261
United Airlines Inc., New Term Loan B	3.500%	4/1/19	237,600	237,328

Total Transportation				7,126,618

TOTAL SENIOR LOANS (Cost - $176,976,538)				177,339,356

CORPORATE BONDS & NOTES - 8.5%
CONSUMER DISCRETIONARY - 1.8%
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	160,000	134,600

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 0.4% (continued)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	$80,000	$67,000
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	300,000	315,000	(e)

Total Hotels, Restaurants & Leisure				516,600

Media - 1.4%
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	500,000	546,250
DISH DBS Corp., Senior Notes	6.750%	6/1/21	190,000	217,075
National CineMedia LLC, Senior Notes	7.875%	7/15/21	1,000,000	1,090,000

Total Media				1,853,325

TOTAL CONSUMER DISCRETIONARY				2,369,925

ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	220,000	235,675

Oil, Gas & Consumable Fuels - 2.3%
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	490,000	546,399	(e)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	750,000	798,750	(e)
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	1,175,000	1,318,937	(e)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	290,000	297,613	(e)

Total Oil, Gas & Consumable Fuels				2,961,699

TOTAL ENERGY				3,197,374

FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	350,000	376,250	(e)

INDUSTRIALS - 0.9%
Airlines - 0.5%
American Airlines, Pass-Through Trust, Senior Secured Notes	5.600%	7/15/20	682,111	716,216	(e)

Building Products - 0.1%
Griffon Corp., Senior Notes	5.250%	3/1/22	130,000	129,675

Road & Rail - 0.3%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	350,000	370,563	(e)

TOTAL INDUSTRIALS				1,216,454

MATERIALS - 1.2%
Chemicals - 0.3%
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	150,000	150,375
Omnova Solutions Inc., Senior Notes	7.875%	11/1/18	188,000	198,105

Total Chemicals				348,480

Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	200,000	200,750	(e)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.232%	12/15/19	760,000	761,900	(e)(f)

Total Containers & Packaging				962,650

Metals & Mining - 0.2%
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	270,000	224,775	(e)

TOTAL MATERIALS				1,535,905

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	500,000	540,000

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - 1.3% (continued)
Wind Acquisition Finance SA, Senior Secured Notes	4.750%	7/15/20	$1,150,000	$1,161,500	(e)

Total Diversified Telecommunication Services				1,701,500

Wireless Telecommunication Services - 0.5%
SoftBank Corp., Senior Notes	4.500%	4/15/20	550,000	561,000	(e)

TOTAL TELECOMMUNICATION SERVICES				2,262,500

TOTAL CORPORATE BONDS & NOTES (Cost - $10,557,801)				10,958,408

			SHARES
COMMON STOCKS - 1.7%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Dayco Products LLC			4,912	211,216	(g)

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
SemGroup Corp., Class A Shares			24,938	1,966,361

TOTAL COMMON STOCKS (Cost - $687,306)				2,177,577

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $188,221,645)				190,475,341

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 6.7%
Repurchase Agreements - 6.7%
State Street Bank & Trust Co. repurchase agreement dated 6/30/14; Proceeds at maturity - $8,600,000; (Fully collateralized by U.S. government agency obligations, 2.000% due 1/30/23; Market value - $8,773,347) (Cost - $8,600,000)	0.000%	7/1/14	$8,600,000	8,600,000

TOTAL INVESTMENTS - 155.1% (Cost - $196,821,645#)				199,075,341
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (27.3)%				(35,000,000)
Liabilities in Excess of Other Assets - (27.8)%				(35,755,403)

TOTAL NET ASSETS - 100.0%				$128,319,938

†	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)	All or a portion of this loan is unfunded as of June 30, 2014. The interest rate for fully unfunded term loans is to be determined.

(d)	Illiquid security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

REFI	— Refinancing
Second Lien	— Subordinate Lien to First Lien
Term	— Term loan typically with a First Lien on specified assets

See Notes to Schedule of Investments.

Notes to schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Senior loans	—	$177,339,356	—	$177,339,356
Corporate bonds & notes	—	10,958,408	—	10,958,408
Common stocks:
Consumer discretionary	—	211,216	—	211,216
Energy	$1,966,361	—	—	1,966,361

Total long-term investments	$1,966,361	$188,508,980	—	$190,475,341

Short-term investments†	—	8,600,000	—	8,600,000

Total investments	$1,966,361	$197,108,980	—	$199,075,341

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Senior loans. Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions (“Lenders”) represented in each case by one or more such Lenders acting as agent of the Lenders. On behalf of the Lenders, the agent will be primarily responsible for negotiating the loan agreement that establishes the relative terms and conditions of the Senior Loan and rights of the borrower and the Lenders. Also, an agent typically administers the terms of the loan agreement and is responsible for the monitoring of collateral and collection of principal and interest and fee payments from the borrower and the apportionment of these payments to the credit of all investors which are parties to the loan agreement. The Fund may act as one of the group of Lenders in a Senior Loan, and purchase assignments and participations in Senior Loans from third parties. Senior Loans are subject to credit risks, including the risk of nonpayment of scheduled interest or loan payments.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2014, the Fund had sufficient cash and/or securities to cover these commitments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,509,061
Gross unrealized depreciation	(1,255,365)

Net unrealized appreciation	$2,253,696

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2014, the Fund did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 20, 2014